Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 5,010	$ 25,059	$ 20,128
Prepaid expenses	4,079	4,079	11,829
Current assets held for sale		1,093,444	1,476,318
Total current assets	9,089	1,122,582	1,508,275
Non-current assets
Security deposits and other non-current assets	300	600	1,200
Deferred offering cost		130,072	0
Non-current assets held for sale		2,215,177	2,015,032
Total non-current assets	300	2,345,849	2,016,232
Total assets	9,389	3,468,431	3,524,507
Current liabilities
Accounts payable and accrued expenses	59,186	157,484	17,469
Sales and withholding tax payable	2,388	2,552	1,996
Current convertible note payable		80,500
Loan payable	20,000
Loan payable - related party	179,838
Current liabilities held for sale		1,131,193	1,279,976
Total current liabilities	261,412	1,371,729	1,299,441
Noncurrent liabilities
Non-current liabilities held for sale		1,199,984	602,131
Total noncurrent liabilities		1,199,984	602,131
Total liabilities	261,412	2,571,713	1,901,572
Commitments and contingencies
Stockholders' equity
Preferred stock - $0.0001 par value; 5,000,000 shares authorized; 0 shares issued and outstanding
Common stock - $0.0001 par value; 25,000,000 shares authorized; 397,576, 386,276 and 379,301 shares issued and outstanding as of June 30, 2020 and December 31, 2019 and December 31, 2018, respectively	40	39	38
Additional paid-in capital	3,059,845	2,970,419	2,984,196
Accumulated deficit	(3,308,835)	(2,073,740)	(1,361,299)
Total stockholders' equity	(248,950)	896,718	1,622,935
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 9,389	$ 3,468,431	$ 3,524,507